Note 5 - Related Party Transactions	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

5. Related Party Transactions

Each of the Company’s vessel owning companies is party to a management agreement with one of the Management Companies, both of which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro 810 and Euro 840 for the six months ended June 30, 2024 and 2025, respectively, under the Company’s Master Management Agreements (“MMAs”) with the Management Companies. Vessel management fees paid to the Management Companies amounted to $2,086,682 and $2,182,187 in the six-month periods ended June 30, 2024 and 2025, respectively. The MMAs were extended on January 1, 2023 for a further five-year term until January 1, 2028. The Company’s MMAs with the Managers provide for an annual adjustment of the daily vessel management fee due to inflation to take effect  January 1 of each year. These fees are recorded under “Related party management fees” in the unaudited condensed consolidated statements of operations.

In addition to the vessel management services, the Manager provides executive services to the Company. For each of the six months ended June 30, 2024 and 2025, compensation paid to the Manager for such services to the Company was $700,000 and $720,000, respectively. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of operations.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of December 31, 2024 and June 30, 2025, the amount due to related companies was $181,014 and $855,192, respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), a company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart's services. There were no commissions to Eurochart for vessel sales during the six months period ended June 30, 2024. For the six months period ended June 30, 2025, the Company paid to Eurochart a commission amounting to $50,200 for the sale of M/V Tasos, which was recorded in “Net gain on sale of vessel” in the unaudited condensed consolidated statement of operations. Commissions to Eurochart S.A. for chartering services were $418,102 and $267,942 for the six-month periods ended June 30, 2024 and 2025, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $45,239 and $92,004 in the first six months of 2024, respectively. In the first six months of 2025, total fees charged by Sentinel and Technomar were $50,423 and $98,773, respectively. These amounts are recorded in “Vessel operating expenses” in the accompanying unaudited condensed consolidated statements of operations.

On  October 13, 2023, Christos Ultra LP and Maria Ultra LP, owners of M/V “Christos K” and M/V “Maria”, signed with Eurobulk Ltd. an administration contract under which Eurobulk Ltd. will receive an amount of $15,000 per business year in order to provide various accounting and business transactions. For each of the six-month periods ended June 30, 2024 and 2025, an amount of $7,500 has been accrued in order to cover such costs, which are recorded under “General and administrative expenses” in the unaudited condensed consolidated statements of operations.